SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		£ 17,922	£ 19,831
Repurchases and redemptions during the year	[1]	(2,256)	(1,008)
Foreign exchange movements		546	(785)
Other movements (all non-cash)		(285)	(116)
Ending Balance		17,656	17,922
Issued during the year	[1]	1,729
Preference shares [member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		813	864
Repurchases and redemptions during the year	[1]
Foreign exchange movements		18	(43)
Other movements (all non-cash)		(28)	(8)
Ending Balance		803	813
Issued during the year	[1]
Preferred securities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		3,690	4,134
Repurchases and redemptions during the year	[1]	(614)	(237)
Foreign exchange movements		131	(221)
Other movements (all non-cash)		(2)	14
Ending Balance		3,205	3,690
Issued during the year	[1]
Undated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		565	599
Repurchases and redemptions during the year	[1]
Foreign exchange movements		20	(34)
Other movements (all non-cash)		3
Ending Balance		588	565
Issued during the year	[1]
Dated subordinated liabilities [Member]
SUBORDINATED LIABILITIES (Details) - Schedule of Movement in Subordinated Liabilities [Line Items]
Beginning Balance		12,854	14,234
Repurchases and redemptions during the year	[1]	(1,642)	(771)
Foreign exchange movements		377	(487)
Other movements (all non-cash)		(258)	(122)
Ending Balance		13,060	£ 12,854
Issued during the year	[1]	£ 1,729

[1]	The repurchases and redemptions resulted in cash outflows of 2,256 million (2017: 1,008 million).